Revenue (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Revenue Abstract
Revenue from services	R$ 128,570	R$ 218,690	R$ 162,122